Equity Investments in Subsidiaries, Associates and Joint Ventures - Summary of Such Investment (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Subsidiaries [Roll Forward]
Profit Sharing in income (loss) for the Year	[1]	$ 780,861,835	$ 6,927,198	$ (3,248,641)
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Disclosure Of Subsidiaries [Roll Forward]
Investments in associates		6,266,081	4,909,037
Contributions		617,537	5,687,822
Purchase of shares		3,302,772	271,616
Profit Sharing in income (loss) for the Year		(5,748,340)	(4,602,394)
Investments in associates		$ 4,438,050	$ 6,266,081	$ 4,909,037

[1]	Includes bargain purchase gain on acquisition of subsidiaries. See Note 15.3.